Post- Employment Benefits - Schedule of Defined Benefit Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in defined benefit obligation
Defined benefit obligation beginning balance	$ (7,946)	$ (3,547)
Current service cost	1,864	1,269
Interest cost	46	140
Currency translation effects	(781)	(182)
Remeasurements:
Impact of plan amendment	0	(527)
Effect of changes in demographic assumptions	(510)	(366)
Effect of changes in financial assumptions	418	3,037
Effect in experience assumptions	(840)	2,043
Defined benefit obligation ending balance	(8,218)	(7,946)
Present value of defined benefit obligation [Member]
Change in defined benefit obligation
Defined benefit obligation beginning balance	(24,705)	(14,502)
Current service cost	(1,864)	(1,269)
Interest cost	(46)	(140)
Net benefits paid	4,643	(4,071)
Currency translation effects	(2,208)	(536)
Remeasurements:
Impact of plan amendment	0	527
Effect of changes in demographic assumptions	510	366
Effect of changes in financial assumptions	(418)	(3,037)
Effect in experience assumptions	840	(2,043)
Defined benefit obligation ending balance	$ (23,248)	$ (24,705)